Shareholder Report, Line Graph (Details) 191627_DoubleLine Low Duration Emerging Markets Fixed Income Fund_Class N_TSR Annual {Class N} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class N
Account Value [Line Items]
Accumulated Value	$ 13,154	$ 12,290	$ 11,372	$ 11,508	$ 11,894	$ 11,019	$ 11,105	$ 10,685	$ 10,569	$ 10,000	$ 13,844
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index
Accumulated Value	10,159	9,860	9,810	10,671	11,401	10,892	10,454	10,494	9,810	10,000	$ 10,592
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Accumulated Value	13,897	12,854	11,852	11,558	12,477	10,933	11,250	10,781	10,565	10,000	$ 14,626
Bloomberg U.S. Aggregate 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate 1-3 Year Index
Accumulated Value	$ 11,728	$ 11,105	$ 10,723	$ 10,697	$ 11,018	$ 10,889	$ 10,407	$ 10,099	$ 10,074	$ 10,000	$ 12,201